Average Annual Total Returns - ETF - Vanguard FTSE All-World ex-US Small-Cap Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global Small Cap ex US Index (reflects no deduction for fees or expenses) 10 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 10 Years
Total	11.95%	8.61%	5.04%	11.42%	7.77%	4.26%	7.41%	6.56%	3.78%	11.81%	8.55%	4.94%	11.54%	8.32%	4.97%	11.24%	9.07%	5.22%